Schedule of Investments (unaudited)
August 31, 2021
BlackRock International Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 1.5%
Ansell Ltd.	140,132	$ 3,675,792
Canada — 4.6%
TELUS Corp.	476,531	10,979,872
China — 5.0%
China Feihe Ltd.(a)	3,167,000	5,722,850
DiDi Global, Inc. (Acquired 07/08/21, cost $1,385,023)(b)(c)	202,000	1,606,021
ENN Energy Holdings Ltd.	227,700	4,505,649
		11,834,520
Denmark — 4.2%
Novo Nordisk A/S, Class B	100,376	10,048,638
France — 19.3%
Air Liquide SA	20,809	3,729,854
EssilorLuxottica SA	40,046	7,868,642
Kering SA	8,214	6,542,623
LVMH Moet Hennessy Louis Vuitton SE	10,707	7,931,856
Sanofi	113,639	11,777,388
Schneider Electric SE	45,056	8,049,998
		45,900,361
India — 4.1%
HDFC Bank Ltd.	373,955	8,065,553
Jasper Infotech Private Ltd. (Acquired 05/07/14, cost $7,423,816)(b)(c)(d)	9,970	1,552,927
		9,618,480
Mexico — 2.3%
Wal-Mart de Mexico SAB de CV	1,531,482	5,434,611
Singapore — 4.3%
DBS Group Holdings Ltd.	213,400	4,731,734
United Overseas Bank Ltd.	284,000	5,376,483
		10,108,217
Spain — 5.0%
Amadeus IT Group SA(b)	107,820	6,585,414
Bankinter SA	889,765	5,207,297
		11,792,711
Taiwan — 4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	512,000	11,230,842
United Kingdom — 30.3%
AstraZeneca PLC	79,619	9,310,920
Security	Shares	Value
United Kingdom (continued)
BAE Systems PLC	834,981	$ 6,523,390
Diageo PLC	213,907	10,283,082
Prudential PLC	526,682	10,973,223
Reckitt Benckiser Group PLC	122,172	9,326,760
RELX PLC	384,812	11,574,336
Taylor Wimpey PLC	1,783,766	4,490,254
Unilever PLC	173,210	9,644,322
		72,126,287
United States — 13.9%
Baker Hughes Co.	222,652	5,072,013
Estee Lauder Cos., Inc., Class A	14,952	5,091,006
Ferguson PLC	74,591	10,781,256
Otis Worldwide Corp.	62,122	5,728,891
Visa, Inc., Class A	27,520	6,304,832
		32,977,998
Total Long-Term Investments — 99.2% (Cost: $196,859,804)		235,728,329
Short-Term Securities(e)(f)
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	1,815,848	1,815,848
Total Short-Term Securities — 0.7% (Cost: $1,815,848)		1,815,848
Total Investments — 99.9% (Cost: $198,675,652)		237,544,177
Other Assets Less Liabilities — 0.1%		151,203
Net Assets — 100.0%		$ 237,695,380
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,158,948, representing 1.3% of its net assets as of period end, and an original cost of $8,808,839.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 3,151,672	$ —	$ (1,335,824)(a)	$ —	$ —	$ 1,815,848	1,815,848	$ 10	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock International Dividend Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 3,675,792	$ —	$ 3,675,792
Canada	10,979,872	—	—	10,979,872
China	—	11,834,520	—	11,834,520
Denmark	—	10,048,638	—	10,048,638
France	—	45,900,361	—	45,900,361
India	—	8,065,553	1,552,927	9,618,480
Mexico	5,434,611	—	—	5,434,611
Singapore	—	10,108,217	—	10,108,217
Spain	—	11,792,711	—	11,792,711
Taiwan	—	11,230,842	—	11,230,842
United Kingdom	—	72,126,287	—	72,126,287
United States	22,196,742	10,781,256	—	32,977,998
Short-Term Securities
Money Market Funds	1,815,848	—	—	1,815,848
	$ 40,427,073	$ 195,564,177	$ 1,552,927	$ 237,544,177
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening Balance, as of May 31, 2021	$ 1,643,754	$ 5,051,010	$ 6,694,764
Transfers into Level 3	—	—	—
Transfers out of Level 3(a)	—	(5,051,010)	(5,051,010)
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(b)	(90,827)	—	(90,827)
Purchases	—	—	—
Sales	—	—	—
Closing Balance, as of August 31, 2021	$ 1,552,927	$ —	$ 1,552,927
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2021(b)	$ (90,827)	$ —	$ (90,827)

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock International Dividend Fund
(a)	As of May 31, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of August 31, 2021, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2021, is generally due to investments no longer held or categorized as Level 3 at period end.

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